DEWEY BALLANTINE LLP

1301 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10019-6092

TEL 212 259-8000 FAX 212 259-6333

February 2, 2006

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mail Stop 3561

Washington, DC 20549

Attention: Sara Kalin, Esq.

Re:	AFS SenSub Corp. and AFS Funding Trust (the “Co-Registrants”), Form S-3 Shelf Registration Statement (File No. 333-130439) (the “Registration Statement”)

Dear Ms. Kalin:

We are writing to you in connection with the Amendment No. 1 to the Registration Statement that the Co-Registrants filed with the Securities and Exchange Commission on December 19, 2005, that is being filed today on Form S-3/A, (the “Amended Filing”).

Enclosed is a courtesy copy of the materials relating to the Amended Filing referred to above. Please find (i) a full, clean copy of the Amended Filing, (ii) a copy of the Amended Filing marked to show changes from the Registration Statement as initially filed on December 19, 2005, (iii) a copy of Exhibit 4.1 (Form of Indenture of an insured transaction) marked to show changes from Exhibit 4.2 (Form of Indenture of a senior subordinate transaction), (iv) a copy of Exhibit 4.5 (Form of Sale and Servicing Agreement of an insured transaction.) marked to show changes from Exhibit 4.6 (Form of Sale and Servicing Agreement of a senior subordinate transaction) and (v) copies of the pertinent sections of Exhibits 4.5 and 4.6 (Forms of Sale and Servicing Agreements) marked to show changes that have been made to comply with Regulation AB.

The Amended Filing has been prepared in accordance with the Plain English Disclosure Rules as was the existing registration statement (file no. 333-121120) of AmeriCredit Financial Services, Inc.

NEW YORK    WASHINGTON, D.C.    LOS ANGELES    EAST PALO ALTO    HOUSTON    AUSTIN

LONDON    WARSAW    FRANKFURT    MILAN    ROME    BEIJING

February 2, 2006

        If you have any questions or comments regarding this Amended Filing, please contact the undersigned at (212) 259-8417 or John Keiserman at (212) 259-6723.

Sincerely,

/s/ Stephanie J. Mah

Stephanie J. Mah

cc:	Daniel E. Berce – AmeriCredit

Chris A. Choate, Esq. – AmeriCredit

Chris DiAngelo, Esq. – Dewey Ballantine

John Keiserman, Esq. – Dewey Ballantine